Additional information-condensed financial statements of Weibo Corporation (Details 2) - $ / shares shares in Thousands	Dec. 31, 2015	Dec. 31, 2014
Balance sheets
Ordinary shares, par value (in dollars per share)	$ 0.00025	$ 0.00025
Ordinary shares, shares authorized	2,400,000	2,400,000
Ordinary shares, shares issued	212,177	203,658
Ordinary shares, shares outstanding	212,177	203,658
Class A ordinary shares
Balance sheets
Ordinary shares, shares authorized	1,800,000	1,800,000
Ordinary shares, shares issued	96,168
Ordinary shares, shares outstanding	96,168
Class B ordinary shares
Balance sheets
Ordinary shares, shares authorized	200,000	200,000
Ordinary shares, shares issued	116,009
Ordinary shares, shares outstanding	116,009
Ordinary shares to be designated
Balance sheets
Ordinary shares, shares authorized	400,000	400,000
Weibo Corporation
Balance sheets
Ordinary shares, par value (in dollars per share)	$ 0.00025	$ 0.00025
Ordinary shares, shares authorized	2,400,000	2,400,000
Ordinary shares, shares issued	212,177	203,658
Ordinary shares, shares outstanding	212,177	203,658
Weibo Corporation | Class A ordinary shares
Balance sheets
Ordinary shares, shares authorized	1,800,000	1,800,000
Ordinary shares, shares issued	96,168
Ordinary shares, shares outstanding	96,168
Weibo Corporation | Class B ordinary shares
Balance sheets
Ordinary shares, shares authorized	200,000	200,000
Ordinary shares, shares issued	116,009
Ordinary shares, shares outstanding	116,009
Weibo Corporation | Ordinary shares to be designated
Balance sheets
Ordinary shares, shares authorized	400,000	400,000